INCOME TAXES - Components of Income Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Abstract]
Current income tax expense	$ 217,896	$ 171,637
Adjustments in respect of prior years	(1,685)	(2,714)
Current income tax expense	216,211	168,923
Origination and reversal of temporary differences (net)	(42,419)	(1,722)
Deferred income tax expense	(42,419)	(1,722)
Income tax expense reported in the consolidated statements of income	$ 173,792	$ 167,201